SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Strategic High Yield Tax-Free Fund
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectuses.
Rebecca L. Flinn, Director. Portfolio Manager of the fund through July 12, 2018. Began managing the fund in 1998.
A. Gene Caponi, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2009.
Ashton P. Goodfield, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2014.
Carol L. Flynn, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2014.
Michael J. Generazo, Director. Portfolio Manager of the fund. Began managing the fund in 2018.
The following information replaces the existing similar disclosure relating to the fund contained under the “MANAGEMENT” sub-heading of the “Fund Details” section of the fund’s prospectuses.
Rebecca L. Flinn, Director. Portfolio Manager of the fund through July 12, 2018. Began managing the fund in 1998.
■	Joined DWS in 1986.
■	BA, University of Redlands, California.
A. Gene Caponi, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2009.
■	Joined DWS in 1998.
■	BS, State University of New York, Oswego; MBA, State University of New York at Albany.
Ashton P. Goodfield, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2014.
■	Joined DWS in 1986.
■	Co-Head of Municipal Bonds.
■	BA, Duke University.
Carol L. Flynn, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2014.
■	Joined DWS in 1994.
■	Co-Head of Municipal Bonds.
■	BS, Duke University; MBA, University of Connecticut.
Michael J. Generazo, Director. Portfolio Manager of the fund. Began managing the fund in 2018.
■	Joined DWS in 1999.
■	BS, Bryant College; MBA, Suffolk University.

Please Retain This Supplement for Future Reference

June 25, 2018
PROSTKR-1059